Share capital - Capital increase (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 EUR (€)
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares | shares	64,666,802	54,465,421	50,936,778
Balance at beginning of period	€ 2,875,658	€ 1,214,249	€ 1,011,983
Share capital	291,312	287,282	236,540
Net issue of equity		960,087	296,188
Share premium	2,727,840	2,703,583	1,277,780
Exercise of warrants	€ 28,288	€ 17,167	€ 7,657
Average exercise price warrants | € / shares	€ 38.0	€ 22.8	€ 13.5
Balance at end of period, shares | shares	65,411,767	64,666,802	54,465,421
Balance at end of period	€ 2,670,355	€ 2,875,658	€ 1,214,249
Accounting par value of shares | € / shares	€ 5.41
March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			298,184
Average exercise price warrants | € / shares			€ 13.16
Closing share price on date of capital increase | € / shares			€ 83.72
June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			102,801
Average exercise price warrants | € / shares			€ 13.01
Closing share price on date of capital increase | € / shares			€ 85.00
October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			135,485
Average exercise price warrants | € / shares			€ 14.86
Closing share price on date of capital increase | € / shares			€ 94.32
November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares			30,800
Average exercise price warrants | € / shares			€ 12.40
Closing share price on date of capital increase | € / shares			€ 88.90
March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		149,370
Average exercise price warrants | € / shares		€ 23.30
Closing share price on date of capital increase | € / shares		€ 90.32
June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		208,310
Average exercise price warrants | € / shares		€ 20.76
Closing share price on date of capital increase | € / shares		€ 113.55
August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Issue of shares | shares		6,828,985
Closing share price on date of capital increase | € / shares		€ 148.90
September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		301,745
Average exercise price warrants | € / shares		€ 22.12
Closing share price on date of capital increase | € / shares		€ 145.25
November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		2,617,791
Average exercise price warrants | € / shares		€ 140.59
Closing share price on date of capital increase | € / shares		€ 170.75
November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		95,180
Average exercise price warrants | € / shares		€ 28.23
Closing share price on date of capital increase | € / shares		€ 172.95
March 17, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares	152,220
Average exercise price warrants | € / shares	€ 35.18
Closing share price on date of capital increase | € / shares	€ 141.40
May 28, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares	435,540
Average exercise price warrants | € / shares	€ 41.13
Closing share price on date of capital increase | € / shares	€ 186.60
September 18, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares	86,280
Average exercise price warrants | € / shares	€ 27.85
Closing share price on date of capital increase | € / shares	€ 117.70
December 4, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares	70,925
Average exercise price warrants | € / shares	€ 36.88
Closing share price on date of capital increase | € / shares	€ 100.30
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of period	€ 287,282	€ 236,540	€ 233,414
Share capital	291,312	287,282	236,540	€ 233,414
Net issue of equity		36,945	16,021
Exercise of warrants	4,031	4,082	3,069
Underwriter discounts and offering expenses (paid)			(15,964)
Balance at end of period	291,312	287,282	236,540
Share capital. | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			1,613
Share capital. | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			556
Share capital. | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			733
Share capital. | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			167
Share capital. | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		808
Share capital. | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		1,127
Share capital. | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		32,498
Underwriter discounts and offering expenses (paid)		(4,447)
Share capital. | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		1,632
Share capital. | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		14,162
Share capital. | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		515
Share capital. | March 17, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	824
Share capital. | May 28, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,356
Share capital. | September 18, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	467
Share capital. | December 4, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	384
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	2,703,583	1,277,780	993,025
Net issue of equity		923,142	280,167
Share premium	2,727,840	2,703,583	1,277,780	€ 993,025
Exercise of warrants	24,257	13,085	4,588
Balance at end of period	2,727,840	2,703,583	1,277,780
Share premium account | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			2,311
Share premium account | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			781
Share premium account | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			1,281
Share premium account | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			215
Share premium account | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		2,673
Share premium account | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		3,198
Share premium account | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		979,891
Derecognition of Financial Liability		56,749
Share premium account | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		5,043
Share premium account | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		432,826
Derecognition of Financial Liability		78,953
Share premium account | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		2,172
Share premium account | March 17, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	4,531
Share premium account | May 28, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	15,558
Share premium account | September 18, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	1,936
Share premium account | December 4, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,232
Share capital and share premium
Disclosure of classes of share capital [line items]
Balance at beginning of period	2,990,865	1,514,320	1,226,439
Underwriter discounts and offering expenses (paid)			(15,964)
Balance at end of period	3,019,153	2,990,865	1,514,320
Share capital and share premium | March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			3,924
Share capital and share premium | June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			1,337
Share capital and share premium | October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			2,014
Share capital and share premium | November 23, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants			€ 382
Share capital and share premium | March 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		3,481
Share capital and share premium | June 20, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		4,325
Share capital and share premium | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		1,012,389
Underwriter discounts and offering expenses (paid)		(4,447)
Derecognition of Financial Liability		56,749
Share capital and share premium | September 19, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		6,675
Share capital and share premium | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		446,988
Derecognition of Financial Liability		78,953
Share capital and share premium | November 25, 2019 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants		2,687
Share capital and share premium | March 17, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	5,355
Share capital and share premium | May 28, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	17,914
Share capital and share premium | September 18, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	2,403
Share capital and share premium | December 4, 2020 : exercise of warrants
Disclosure of classes of share capital [line items]
Exercise of warrants	€ 2,616
Ordinary Shares
Disclosure of classes of share capital [line items]
Accounting par value of shares | € / shares	€ 5.41
Ordinary Shares | Share capital. | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		36,945
Ordinary Shares | Share premium account | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		923,142
Ordinary Shares | Share capital and share premium | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Net issue of equity		€ 960,087
American Depositary Receipts
Disclosure of classes of share capital [line items]
Issue of shares | shares			2,961,373
American Depositary Receipts | August 23, 2019 : share subscription by Gilead | Gilead
Disclosure of classes of share capital [line items]
Issue of shares | shares		6,828,985
American Depositary Receipts | Share capital.
Disclosure of classes of share capital [line items]
Net issue of equity			€ 16,021
American Depositary Receipts | Share premium account
Disclosure of classes of share capital [line items]
Net issue of equity			280,167
American Depositary Receipts | Share capital and share premium
Disclosure of classes of share capital [line items]
Net issue of equity			€ 296,188
U.S. public offering
Disclosure of classes of share capital [line items]
Issue of shares | shares			2,961,373
Closing share price on date of capital increase | € / shares			€ 99.68
U.S. public offering | Share capital.
Disclosure of classes of share capital [line items]
Net issue of equity			€ 57
U.S. public offering | Share premium account
Disclosure of classes of share capital [line items]
Net issue of equity			280,167
U.S. public offering | Share capital and share premium
Disclosure of classes of share capital [line items]
Net issue of equity			€ 280,224
Warrants | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants, shares | shares		2,617,791
Warrants | Share capital. | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		€ 14,162
Warrants | Share premium account | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		353,873
Warrants | Share capital and share premium | November 6, 2019 : exercise of warrant A by Gilead | Gilead
Disclosure of classes of share capital [line items]
Exercise of warrants		€ 368,035